Share-based payments (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 $ / shares shares	Jan. 31, 2017 ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2012 shares	Jul. 31, 2014 shares	Mar. 31, 2011 shares
Share-based Payments
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)						1,320,000
Maximum period of authorized leave of absence after which vesting shall be suspended					90 years
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)					0.00%
Exercise multiples					2.80
Options outstanding
Outstanding at the beginning of the period (in shares)			2,738,233	1,872,941	2,738,233	1,872,941	2,436,871
Granted (in shares)						1,320,000
Exercised (in shares)					(356,736)	(454,708)	(560,930)
Forfeited (in shares)						(3,000)
Outstanding at the end of the period (in shares)	2,381,497	2,381,497			2,381,497	2,738,233	1,872,941	2,436,871
Non-vested at the end of the period (in shares)	687,500	687,500			687,500
Options vested and expected to vest at the end of the period (in shares)	2,381,497	2,381,497			2,381,497
Exercisable at the end of the period (in shares)	1,693,997	1,693,997			1,693,997
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 33.50		$ 33.50	$ 0.78	$ 1.33
Granted (in dollars per share) | $ / shares						68.35
Exercised (in dollars per share) | $ / shares					1.65	1.95	1.53
Forfeited (in dollars per share) | $ / shares						2.50
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 26.61			26.61	$ 33.50	$ 0.78	$ 1.33
Option vested and expected to vest at the end of the period (in dollars per share) | $ / shares	$ 26.61	26.61			26.61
Exercisable at the end of the period (in dollars per share) | $ / shares	18.21	18.21			$ 18.21
Weighted average remaining contractual years to expiry per share
Granted						4 years
Exercised					2 years 9 months 7 days	3 years 9 months	4 years 7 months 10 days
Forfeited						4 years 11 months 1 day
Outstanding at the end of the period					3 years 18 days	4 years 1 month 21 days	4 years 11 months 19 days	5 years 10 months 21 days
Options vested and expected to vest at the end of the period					3 years 18 days
Exercisable at the end of the period					3 years 26 days
Weighted average fair value at grant date
Options vested and expected to vest as of December 31, 2018					17.76
Exercisable at the end of the period (in dollars per share) | $ / shares	9.58	9.58			$ 9.58
Weighted average intrinsic value per option
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	27.98	27.98			27.98
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 36.39	$ 36.39			$ 36.39
Aggregate intrinsic value
Options vested and expected to vest at the end of the period | $	$ 66,644,636	$ 66,644,636			$ 66,644,636
Exercisable at the end of the period | $	$ 61,644,292	$ 61,644,292			$ 61,644,292
Binomial model
Assumptions used in valuation of the fair value of the share options
Risk-free interest rate (as a percent)					1.96%
Expected volatility (as a percent)					61.00%
Expected life					5 years
Weighted average fair value of underlying ordinary shares | $ / shares					$ 25.09
Minimum
Share-based Payments
Expiration period from grant date					5 years
Post-termination exercise period					3 years
Maximum
Share-based Payments
Expiration period from grant date					10 years
Post-termination exercise period					9 years
Key management | Binomial model
Share-based Payments
Estimated forfeiture rate (as a percent)					0.00%	0.00%	0.00%
Employees | Binomial model
Share-based Payments
Estimated forfeiture rate (as a percent)					22.00%	18.00%	13.00%
Share option
Share-based Payments
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)	660,000	660,000
Options outstanding
Granted (in shares)	660,000	660,000
Weighted average exercise price per share
Exercised (in dollars per share) | (per share)	$ 180.83	$ 26.30
Class A ordinary shares
Options outstanding
Exercised (in shares)					(356,736)		(560,930)
2011 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation											7,350,000
2012 Stock Incentive Plan
Share-based Payments
Maximum aggregate number of shares that may be issued per calendar year									1,500,000
2012 Stock Incentive Plan | Restricted shares | Key management
Share-based Payments
Estimated forfeiture rate (as a percent)					0.00%	0.00%	0.00%
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Estimated forfeiture rate (as a percent)					22.00%	18.00%	13.00%
2012 Stock Incentive Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation									9,000,000
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares										1.50%
2014 Plan | Senior management
Weighted average fair value at grant date
Exercised (in dollars per share) | (per share)			$ 68.35	¥ 444.71
2014 Plan | Share option | Senior management
Share-based Payments
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)			1,320,000
Options outstanding
Granted (in shares)			1,320,000
2014 Plan | Restricted shares | Senior management
Share-based Payments
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)			900,000
Options outstanding
Granted (in shares)			900,000
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation										5,366,998
2011, 2012 and 2014 Plan | Share option
Share-based Payments
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)							0
Options outstanding
Granted (in shares)							0